13. FAIR VALUE MEASUREMENTS (Details 1) (USD $)	3 Months Ended		12 Months Ended		26 Months Ended	32 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 529,785
Ending Balance	1,928,457		529,785		529,785	1,928,457
Total loss for the period included in earnings relating to the liabilities held at December 31, 2012	(1,110,141)	27,908	174,719	89,241	263,960	(846,180)
FairValueInputsLevel3Member
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	529,785	237,395	237,395
Transfers in (out) at mark-market value on date of payoff	(78,144)		(331,717)
Transfers in upon initial fair value of derivative liability	366,676		798,826	237,787
Adjustment for debt modification				88,849
Mark-to-market	1,928,457			(89,241)
Gain from change in fair value of derivative liability	1,110,140		(174,719)
Ending Balance	1,928,457		529,785	237,395	529,785	1,928,457
Total loss for the period included in earnings relating to the liabilities held at December 31, 2012	$ (1,110,140)		$ 174,719